Cover	Jul. 06, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 06, 2021
Entity Registrant Name	PPG INDUSTRIES, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-1687
Entity Tax Identification Number	25-0730780
Entity Address, Address Line One	One PPG Place
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15272
City Area Code	412
Local Phone Number	434-3131
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000079879
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.66 2/3
Trading Symbol	PPG
Security Exchange Name	NYSE
0.875% Notes due 2022
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2022
Trading Symbol	PPG 22
Security Exchange Name	NYSE
0.875% Notes due 2025
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	PPG 25
Security Exchange Name	NYSE
1.400% Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	1.400% Notes due 2027
Trading Symbol	PPG 27
Security Exchange Name	NYSE